Consolidated Statements of Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Operating revenues
Drilling - U.S. Land	$ 2,100,508	$ 1,412,495	$ 1,441,164
Drilling - Offshore	201,417	202,734	204,702
Drilling - International Land	226,849	247,179	187,099
Other	15,120	12,754	10,775
Total operating revenues	2,543,894	1,875,162	1,843,740
Operating costs and expenses
Operating costs, excluding depreciation	1,432,602	1,071,959	944,780
Depreciation	315,468	262,658	227,535
Research and development	15,764	12,262	9,671
General and administrative	91,452	81,479	58,822
Gain from involuntary conversion of long-lived assets			(541)
Income from asset sales	(13,903)	(4,992)	(5,402)
Total operating costs and other	1,841,383	1,423,366	1,234,865
Operating income from continuing operations	702,511	451,796	608,875
Other income (expense)
Interest and dividend income	1,951	1,811	2,755
Interest expense	(17,355)	(17,158)	(13,590)
Gain on sale of investment securities	913
Other	(953)	1,787	245
Total other income (expense)	(15,444)	(13,560)	(10,590)
Income from continuing operations before income taxes and equity in income of affiliate	687,067	438,236	598,285
Income tax provision	252,399	152,155	227,850
Equity in income of affiliate net of income taxes			10,111
Income from continuing operations	434,668	286,081	380,546
Loss from discontinued operations before income taxes	(487)	(125,944)	(22,470)
Income tax provision (benefit)	(5)	3,825	4,531
Loss from discontinued operations	(482)	(129,769)	(27,001)
NET INCOME	$ 434,186	$ 156,312	$ 353,545
Basic earnings per common share:
Income from continuing operations (in dollars per share)	$ 4.06	$ 2.70	$ 3.61
Loss from discontinued operations (in dollars per share)		$ (1.23)	$ (0.26)
Net income (in dollars per share)	$ 4.06	$ 1.47	$ 3.35
Diluted earnings per common share:
Income from continuing operations (in dollars per share)	$ 3.99	$ 2.66	$ 3.56
Loss from discontinued operations (in dollars per share)		$ (1.21)	$ (0.25)
Net income (in dollars per share)	$ 3.99	$ 1.45	$ 3.31
Weighted average shares outstanding (in thousands):
Basic (in shares)	106,643	105,711	105,364
Diluted (in shares)	108,632	107,404	106,608